SCHEDULE 1 STATEMENTS OF CHANGES IN EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 278,760	$ 278,206	$ 270,679
Repurchase of ordinary shares	4,853	4,166	6,251
Repurchase of ordinary shares, shares	(11,772,294)	(14,812,056)	(16,594,848)
Share-based compensation	492	1,465	1,928
Exercise of share-based awards	3,041	2,303	671
Exercise of share-based awards, shares	2,172,103	1,635,252
Net income (loss)	124	(2,202)	3,005
Balance	282,545	278,760	278,206
Parent Company [Member]
Balance	278,789	278,227	270,705
Repurchase of ordinary shares	4,853	4,166	6,251
Share-based compensation	492	1,465	1,928
Exercise of share-based awards	3,041	2,303	671
Share of subsidiaries? reserve	4,983	3,162	8,169
Net income (loss)	124	(2,202)	3,005
Balance	282,576	278,789	278,227
Ordinary shares [Member]
Balance	1	1	1
Balance, shares	408,985,092	413,985,636	427,705,308
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	11,772,294	14,812,056	16,594,848
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	14,261,718	9,811,512	2,875,176
Balance	1	1	1
Balance, shares	411,474,516	408,985,092	413,985,636
Ordinary shares [Member] | Parent Company [Member]
Balance	1	1	1
Balance, shares	408,985,092	413,985,636	427,705,308
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	11,772,294	14,812,056	16,594,848
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	14,261,718	9,811,512	2,875,176
Share of subsidiaries? reserve
Net income (loss)
Balance	1	1	1
Balance, shares	411,474,516	408,985,092	413,985,636
Additional paid-in capital [Member]
Balance	20,202	20,600	24,252
Repurchase of ordinary shares	4,853	4,166	6,251
Share-based compensation	492	1,928	1,928
Exercise of share-based awards	3,041	2,303	671
Balance	18,882	20,202	20,600
Additional paid-in capital [Member] | Parent Company [Member]
Balance	20,202	20,600	24,252
Repurchase of ordinary shares	4,853	4,166	6,251
Share-based compensation	492	1,465	1,928
Exercise of share-based awards	3,041	2,303	671
Share of subsidiaries? reserve
Net income (loss)
Balance	18,882	20,202	20,600
Accumulated other comprehensive income [Member]
Balance	35,751	32,589	24,420
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance	40,734	35,751	32,589
Accumulated other comprehensive income [Member] | Parent Company [Member]
Balance	35,751	32,589	24,420
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiaries? reserve	4,983	3,162	8,169
Net income (loss)
Balance	40,734	35,751	32,589
Accumulated retained earnings [Member]
Balance	222,835	225,037	222,032
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance	222,959	222,835	225,037
Accumulated retained earnings [Member] | Parent Company [Member]
Balance	222,835	225,037	222,032
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiaries? reserve
Net income (loss)	124	(2,202)	3,005
Balance	$ 222,959	$ 222,835	$ 225,037